Other Receivables (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Other Receivables [Abstract]
Advances to staff	[1]	¥ 9,250		¥ 6,492
Advances to entrepreneurial agents	[2]	1,270		367
Rental deposits		8,041		7,655
Interest income receivables	[3]	17,620		29,708
Other		13,005		7,606
Other receivables, net		¥ 49,186	$ 7,084	¥ 51,828

[1]	This represented advances to staff of the Group for daily business operations which are unsecured, interest-free and repayable on demand.
[2]	This represented advances to entrepreneurial agents who provide services to the Group. The advances are used by agents to develop business. The advances were unsecured, interest-free and repayable on demand.
[3]	This represented accrued interest income on bank deposits and accrued interest on subscription receivables (note 2(m)).